Financial Risk and Fair Value Disclosures - Assets and Liabilities Measured and Recorded at Fair Value on a Recurring Basis (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss, current	$ 945,021	$ 34,067	$ 1,216,634
Financial assets at fair value through profit or loss, noncurrent	19,501,274	703,002	14,826,087
Financial assets at fair value through other comprehensive income, current	8,482,334	305,780
Financial assets at fair value through other comprehensive income, noncurrent	11,353,331	409,277	10,526,144
Financial liabilities at fair value through profit or loss, current	2,380,599	$ 85,818	2,326
Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss, current	761,320		1,049,334
Financial assets at fair value through profit or loss, noncurrent	9,323,064		5,546,320
Financial assets at fair value through other comprehensive income, current	8,482,334
Financial assets at fair value through other comprehensive income, noncurrent	8,849,869		9,058,372
Financial liabilities at fair value through profit or loss, current	0
Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss, current	0		2,384
Financial assets at fair value through profit or loss, noncurrent	497,751		393,856
Financial assets at fair value through other comprehensive income, current	0
Financial assets at fair value through other comprehensive income, noncurrent	0
Financial liabilities at fair value through profit or loss, current	0		2,326
Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss, current	183,701		164,916
Financial assets at fair value through profit or loss, noncurrent	9,680,459		8,885,911
Financial assets at fair value through other comprehensive income, current	0
Financial assets at fair value through other comprehensive income, noncurrent	2,503,462		$ 1,467,772
Financial liabilities at fair value through profit or loss, current	$ 2,380,599